Earnings Per Share - Calculation of Basic Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Profit for the year attributable to shareholders of the Parent	€ 188,726	€ 618,546	€ 625,146
Weighted average number of ordinary shares outstanding (in shares)	681,556,937	685,515,740	685,115,836
Basic earnings per share (in Euros per share)	€ 0.28	€ 0.90	€ 0.91